Summary of significant accounting policies - Statement of Financial Position for adoption of IFRS (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Assets
Contract acquisition costs	$ 25,597	$ 25,181
Liabilities
Contract liabilities - deferred revenue	125,879	128,060	$ 140,219
Equity
Accumulated losses	(202,022)	(182,940)	$ (220,280)
Balance Without Adoption of IFRS 15
Liabilities
Contract liabilities - deferred revenue	128,364
Equity
Accumulated losses	(205,273)
Adjustments due to IFRS 15
Assets
Contract acquisition costs	25,597	25,181
Liabilities
Contract liabilities - deferred revenue	(2,486)	(12,159)
Equity
Accumulated losses	$ 3,251	$ 37,340